Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Book value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	€ 6,001	€ 5,057	€ 4,960	€ 1,067	€ 1,878
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets				1,067
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	772	762	405
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	277	254	208
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,953	4,041	4,347
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets				5,184
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	5,343	5,329
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	6,001	5,057		4,960
Equity investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	277	254
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	133	805		146
Cash collateral paid [member]
Disclosure of financial assets [line items]
Financial assets	123	553	695
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets				695
Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	123	553
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	4,696	2,683	€ 2,647	2,647
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets				405
Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		762
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	6,112	5,081		5,333
IFRS Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	2,462	2,558
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 3,651			3,166
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets				€ 2,167
IFRS Cash [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		€ 2,523